Document and Entity Information	Jan. 05, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001528849
Document Type	8-K
Document Period End Date	Jan. 05, 2021
Entity Registrant Name	RH
Entity Incorporation State Country Code	DE
Entity File Number	001-35720
Entity Tax Identification Number	45-3052669
Entity Address, Address Line One	15 Koch Road
Entity Address, City or Town	Corte Madera
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94925
City Area Code	(415)
Local Phone Number	924-1005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	RH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false